Other Intangible Assets, Net (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Intangible Assets, Net [Abstract]
Amortization expenses	$ 106	$ 181	$ 183